Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 28, 2011
Registrant Name	dei_EntityRegistrantName	MFS MUNICIPAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000751656
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2011
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011